RS Emerging Markets VIP Series
Summary Information RS Emerging Markets VIP Series
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Series
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series and also does not include the fees and charges related to the insurance company separate accounts for which the Series is an investment option. If these charges were included, overall expenses would be higher. Please refer to the prospectus for the variable annuity contract or variable life insurance policy for information regarding fees and expenses relating to the contract or policy.
Annual Fund Operating Expenses (expenses are deducted from Series assets as a percentage of average daily net assets)
Annual Fund Operating Expenses	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
RS Emerging Markets VIP Series | Class I Shares	1.00%		0.35%	1.35%

Example
This Example is intended to help you compare the cost of investing in the Series with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated, whether or not you redeem at the end of such periods. The Example also assumes that your investment earns a 5% return each year and that the Series’ operating expenses remain the same as shown above. The Example does not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If it did, the costs would be higher than those shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
RS Emerging Markets VIP Series | Class I Shares | USD ($)	137	428	739	1,624

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
RS Emerging Markets VIP Series | Class I Shares | USD ($)	137	428	739	1,624

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 123% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Series normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Series generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Series defines an emerging market company as one that is organized under the laws of, or has its principal office in, an emerging market country; that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.

The Series’ investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The investment team monitors market and sovereign risk as part of the overall investment process.

The Series may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Series. The Series may not achieve its investment objective. The principal risks of investing in the Series, which could adversely affect its net asset value (“NAV”) and total return, are as follows.

Equity Securities Risk
The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk
Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Series buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Series.

Currency Risk
Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Series’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Series may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Emerging Market Risk
Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Small Companies Risk
Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Liquidity Risk
Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Series’ investments and may lead to increased redemptions. In addition, the Series, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Cash Position Risk
To the extent the Series holds assets in cash and cash equivalents, the ability of the Series to meet its objective may be limited.

Portfolio Turnover Risk
Frequent purchases and sales of portfolio securities may result in higher Series expenses. In recent periods, the Series has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

Overweighting Risk
Overweighting investments in companies relative to the Series’ benchmark increases the risk that the Series will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Series to a greater extent than its benchmark.

Underweighting Risk
When the Series underweights its investment in companies relative to the Series’ benchmark, the Series will participate in any general increase in the value of such companies to a lesser extent than the Series’ benchmark.
Series Performance
The bar chart and performance table provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart and performance table do not reflect the fees and expenses relating to any variable annuity contract or variable life insurance policy that offers the Series. If they did, the returns would be lower than those shown. The Series’ investment strategy and investment team changed on March 1, 2013. The Series’ past performance is not an indication of future performance. Updated performance information for the Series is available at www.guardianlife.com/ProductPortfolio/InvestmentRetirementProducts/Annuities/VariableAnnuities/PricesandPerformance/index.htm.
Annual Total Return for Class I Shares (calendar year-end)

Best Quarter Second Quarter 2009 44.74% Worst Quarter Fourth Quarter 2008 -30.18%
Average Annual Total Returns (periods ended 12/31/15)
Average Annual Total Returns - RS Emerging Markets VIP Series	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class I Shares	(12.74%)	(6.15%)	3.87%	6.68%		Oct. 17, 1994
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)	(14.60%)	(4.47%)	3.95%	4.09%	[1]	Sep. 30, 1994
[1]	Since inception return for the MSCI Emerging Markets Index (Gross) shown in the table is since September 30, 1994, the month end prior to the inception of Class I shares.